Compensation of key management (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of employee benefits
Key management includes the Company’s directors, members of the Executive Committee and members of Senior Management. Compensation to key management included:

	2019	2018
	$	$

Salaries and short-term employee benefits	10,016	11,412
Share-based payments	5,323	2,920
	15,339	14,332